Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Jan. 01, 2018	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax [Line Items]
Federal Statutory Income Tax Rate, Percent	21.00%					35.00%
Loss carryforwards for income tax purposes			$ 143,823
Operating loss carryforwards without expiration date			52,684
Valuation allowance			9,026	$ 11,349	$ 18,007	$ 42,584
Decrease valuation allowance			(3,077)	$ (12,550)	(25,574)
Undistributed earnings of foreign subsidiaries			$ 27,506
Effective income tax rate			13.00%	20.00%
weighted average tax rate			27.00%	29.00%
Unrecognized tax benefits			$ 32,906	$ 0	0	$ 0
Interest and penalties			18,879
Interest expenses			$ 1,128	0	$ 0
Income tax credits and adjustments		$ 1,649
Percentage of taxable income			80.00%
Tax Year 2014 [Member] | Mexican Tax Authority [Member]
Income Tax [Line Items]
Income tax examination			2014
Tax Year 2015 [Member] | Mexican Tax Authority [Member]
Income Tax [Line Items]
Income tax examination			2015
Tax Year 2017 [Member] | Mexican Tax Authority [Member]
Income Tax [Line Items]
Income tax examination			2017
Brazil [member]
Income Tax [Line Items]
Loss carryforwards for income tax purposes			$ 48,584
Valuation allowance			$ 8,742
Decrease valuation allowance				$ 2,323
Percentage of taxable income			30.00%
Argentina [member]
Income Tax [Line Items]
Loss carryforwards for income tax purposes			$ 35,408
Effective income tax rate			15.00%